Background, Principal Activities and Basis of Presentation	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1.	Background, Principal Activities and Basis of Presentation

Background

Himax Technologies, Inc. is a holding company located in the Cayman Islands. Following is general information about Himax Technologies, Inc.’s subsidiaries:

		Jurisdiction of	Percentage of Ownership December 31,
Subsidiary	Main activities	Incorporation	2012	2013

Himax Technologies Limited	IC design and sales	ROC	100.00%	100.00%
Himax Technologies Korea Ltd.	Sales	South Korea	100.00%	100.00%
Himax Technologies Japan Ltd.	Sales	Japan	-	100.00%
Himax Semiconductor, Inc.	IC design and sales	ROC	100.00%	100.00%
Himax Technologies (Samoa), Inc.	Investments	Samoa	100.00%	100.00%
Himax Technologies (Suzhou), Co., Ltd.	Sales	PRC	100.00%	100.00%
Himax Technologies (Shenzhen), Co., Ltd.	Sales	PRC	100.00%	100.00%
Himax Display, Inc.	LCOS and MEMS design, manufacturing and sales	ROC	81.53%	76.70%
Integrated Microdisplays Limited	LCOS sales	Hong Kong	81.53%	76.70%
Himax Display (USA) Inc. (1)	MEMS design	Delaware, USA	81.53%	76.70%
Himax Analogic, Inc.	IC design and sales	ROC	74.60%	83.17%
Himax Imaging, Inc.	Investments	Cayman Islands	100.00%	100.00%
Himax Imaging, Ltd.	IC design and sales	ROC	87.95%	88.07%
Himax Imaging Corp.	IC design	California, USA	100.00%	88.07%
Argo Limited	Investments	Cayman Islands	100.00%	100.00%
Tellus Limited	Investments	Cayman Islands	100.00%	100.00%

		Jurisdiction of	Percentage of Ownership December 31,
Subsidiary	Main activities	Incorporation	2012	2013
Himax Media Solutions, Inc.	TFT-LCD television, monitor chipset operations, ASIC service and IP licensing	ROC	78.28%	92.37%
Himax Media Solutions (Hong Kong) Limited (2)	Investments	Hong Kong	78.28%	-
Harvest Investment Limited	Investments	ROC	100.00%	100.00%
Iris Optronics Co., Ltd. (3)	E-paper manufacturing and sales	ROC	22.22%	-

(1)	Spatial Photonics, Inc. has was renamed Himax Display (USA) Inc. on July 3, 2012.

(2)	Himax Media Solutions (Hong Kong) Limited was deregistered and dissolved on October 25, 2013.

(3)
Iris Optronics Co., Ltd. (“Iris”) was incorporated on May 18, 2012 and the paid-in capital was $153 thousand. The Company initially had a controlling financial interest in Iris because it had a majority voting interest at Iris board of directors. As a result, Iris was included in the Company’s consolidated financial statements since that date. On October 7, 2013, the Company no longer had a majority voting interest at Iris board of directors level, but still has the ability to exercise significant influence over the operating and financial policies of Iris. Therefore, the Company ceased consolidating Iris in its consolidated financial statements and now accounts for its investment in Iris using the equity method. The Company re-measured its investment in Iris at fair value due to the change in control and recognized a re-measurement gain.

Since March 2006, Himax Technologies, Inc.’s ordinary shares have been quoted on the NASDAQ Global Market under the symbol “HIMX” in the form of ADSs and two ordinary shares represent one ADS effect from August 10, 2009.

Principal Activities

Himax Technologies, Inc. and subsidiaries (collectively, the Company) is a fabless semiconductor solution provider dedicated to display imaging processing technologies. The Company is a worldwide market leader in display driver ICs and timing controllers used in TVs, laptops, monitors, mobile phones, tablets, digital cameras, car navigation, and many other consumer electronics devices. Additionally, the Company designs and provides controllers for touch sensor displays, LCOS micro-displays used in palm-size projectors and head-mounted displays, LED driver ICs, power management ICs, scaler products for monitors and projectors, tailor-made video processing IC solutions, and silicon IPs. The Company also offers digital camera solutions, including CMOS image sensors and wafer level optics, which are used in a wide variety of applications such as mobile phone, tablet, laptop, TV, PC camera, automobile, security and medical devices.

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared in conformity with US generally accepted accounting principles (“US GAAP”).